41. Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 4) - Companhia Paranaense de Energia - Copel - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	R$ 112,885	R$ 511,477
Estado do Paraná
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	0	130,156
Copel Distribuição
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	104,751	89,296
Copel Telecomunicações
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	0	5,189
Eólicas
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	0	221,327
Investees and Subsidiaries - Structure sharing
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	8,134	27,273
Voltalia
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	0	38,169
Joint Ventures - Structure sharing
DisclosureOfRelatedPartyBalancesLineItems [Line Items]
Noncurrent assets	R$ 0	R$ 67